Financial Instruments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) tonne $ / pure $ / tonne	Dec. 31, 2016 USD ($) $ / tonne
Disclosure of detailed information about financial instruments [line items]
Impact of 10% increase in metal prices on revenues	$ 83,900,000	$ 82,700,000
Impact of 10% decrease in metal prices on revenues	85,300,000	85,000,000
Impact of 10% increase in metal prices on earnings before taxes	7,400,000	4,700,000
Impact of 10% decrease in metal prices on earnings before taxes	7,400,000	4,700,000
Trade and other receivables	109,746,000	130,117,000
Minimum finance lease payments payable, at present value	7,559,000	7,101,000
Borrowings	0	36,200,000
Interest paid on finance lease obligations	200,000	100,000
Current borrowings	$ 3,000,000	$ 0
Interest rate on borrowings (percent)	1.80%
Interest earned on cash and short-term investments (percent)	0.77%	0.30%
Impact of 10% change in interest earned on earnings before taxes	$ 200,000	$ 100,000
Gains (losses) on commodity, diesel fuel swaps, and foreign currency contracts (Note 7)	606,000	(4,944,000)
Realized losses on foreign currency, diesel fuel swap and commodity contracts	910,000	21,000
Realized losses on foreign currency, diesel fuel swap and commodity contracts	(304,000)	(4,965,000)
Allowance account for credit losses of financial assets	7,600,000	7,600,000
Production Concentration Risk [member]
Disclosure of detailed information about financial instruments [line items]
Inventories (Note 9)	21,900,000	28,500,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Current advances to suppliers	$ 14,300,000	28,800,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Annualized interest rate on lease obligations (percent)	2.20%
Interest rate on borrowings (percent)	1.80%
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on commodity, diesel fuel swaps, and foreign currency contracts (Note 7)	$ 3,800,000	(1,500,000)
Effect of 10% change in exchange rate on income before taxes	17,400,000	19,200,000
Trade receivables from provisional concentrate sales [member] | Customer Concentration Risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 52,000,000	45,000,000
Number of well-known concentrate buyers	0
Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 0	36,200,000
Interest expense on borrowings	$ 900,000	$ 1,000,000
LIBOR [member] | Bottom of range [member] | Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis	2.125%
LIBOR [member] | Bottom of range [member] | Credit Facility [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis	2.125%
LIBOR [member] | Top of range [member] | Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis	3.125%
LIBOR [member] | Top of range [member] | Credit Facility [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis	3.125%
Copper [member]
Disclosure of detailed information about financial instruments [line items]
Commodity price, per tonne | $ / tonne	5,500	5,000
Copper [member] | Collar [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk	$ 900,000
Derivative contract, remaining commodity amounts outstanding (tonnes) | tonne	3,030
Copper [member] | Bottom of range [member] | Collar [member]
Disclosure of detailed information about financial instruments [line items]
Commodity price, per tonne	6,222
Copper [member] | Top of range [member] | Collar [member]
Disclosure of detailed information about financial instruments [line items]
Commodity price, per tonne	7,277
Zinc [member]
Disclosure of detailed information about financial instruments [line items]
Commodity price, per tonne | $ / tonne	2,600	2,200
Zinc [member] | Collar [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk	$ (1,900,000)	$ (4,300,000)
Derivative contract, remaining commodity amounts outstanding (tonnes) | tonne	11,100
Zinc [member] | Bottom of range [member] | Collar [member]
Disclosure of detailed information about financial instruments [line items]
Commodity price, per tonne	2,609
Zinc [member] | Top of range [member] | Collar [member]
Disclosure of detailed information about financial instruments [line items]
Commodity price, per tonne	3,555
Lead [member]
Disclosure of detailed information about financial instruments [line items]
Commodity price, per tonne | $ / tonne	2,200	2,000
Lead [member] | Collar [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk	$ (400,000)	$ (200,000)
Derivative contract, remaining commodity amounts outstanding (tonnes) | tonne	6,450
Lead [member] | Bottom of range [member] | Collar [member]
Disclosure of detailed information about financial instruments [line items]
Commodity price, per tonne	2,200
Lead [member] | Top of range [member] | Collar [member]
Disclosure of detailed information about financial instruments [line items]
Commodity price, per tonne	2,679
Doe Run Peru [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets	$ 7,600,000
Commodity Swaps, Diesel Fuel Swaps and Foreign Currency Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Realized losses on foreign currency, diesel fuel swap and commodity contracts	$ (1,900,000)	(2,800,000)
Diesel Fuel Swap [member]
Disclosure of detailed information about financial instruments [line items]
Realized losses on foreign currency, diesel fuel swap and commodity contracts		$ 1,000,000